Commitments and contingencies (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Other commitments
2023		$ 532,677,457
2024		319,991,685
2025		174,200,852
2026		105,771,513
2027 and thereafter		39,234,387
Total		1,171,875,894
Defaulted senior notes | ¥	¥ 545.3
Financial Guarantee
Other commitments
Aggregate amount of guarantee		$ 2,110,456,012	$ 2,156,348,238	$ 2,306,911,350
Real Estate Ownership Period	six to twelve months	six to twelve months
Payments to satisfy guarantee obligations		$ 4,068,840	3,723,398	$ 4,557,522
Provisions for Guarantee		0
Maximum exposure to credit loss		$ 226,755,305	$ 284,329,564
Number of equity method investees for whom financial guarantees provided | item		4